ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Lisa M. Henry T +1 617 951 7780 Lisa.Henry@ropesgray.com

February 5, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: AMG Funds I (Registration Nos. 033-44909 and 811-06520)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 112 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 28, 2021 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, dated February 1, 2021;

(ii)	Prospectus for AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, and AMG GW&K Core Bond ESG Fund, dated February 1, 2021;

(iii)	Prospectus for AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ Global Risk-Balanced Fund and AMG FQ Long-Short Equity Fund, dated February 1, 2021;

(iv)	Statement of Additional Information for AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, dated February 1, 2021;

(v)	Statement of Additional Information for AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, and AMG GW&K Core Bond ESG Fund, dated February 1, 2021; and

(vi)	Statement of Additional Information for AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ Global Risk-Balanced Fund and AMG FQ Long-Short Equity Fund, dated February 1, 2021.

Securities and Exchange Commission	- 2 -	February 5, 2021

If you have any questions concerning this filing, please call me at (617) 951-7780.

Sincerely,

/s/ Lisa M. Henry
Lisa M. Henry